Average Annual Total Returns - INVESCO SMALL CAP VALUE FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate		Class R 1Year		Class R 5Years		Class R 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Small-Cap Value Funds Index 1Year	Lipper Small-Cap Value Funds Index 5Years	Lipper Small-Cap Value Funds Index 10Years
Total	Jun. 21, 1999	4.74%	7.64%	8.64%	4.67%	5.51%	6.34%	2.86%	5.65%	6.56%	Jun. 21, 1999	9.17%	8.09%	8.62%	Apr. 17, 2020	[1]	10.48%	[1]	8.59%	[1]	8.98%	[1]	Aug. 12, 2005	11.15%	9.15%	9.53%	Feb. 07, 2017	11.31%	9.21%	[2]	9.43%	[2]	4.63%	9.65%	8.66%	18.40%	15.22%	13.88%	1.81%	7.76%	7.54%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.